TAXES OTHER THAN INCOME TAX	12 Months Ended
Dec. 31, 2018
TAXES OTHER THAN INCOME TAX [abstract]
Disclosure of taxes other than income tax

7.    TAXES OTHER THAN INCOME TAX

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB

Consumption tax (i)	193,836	192,907	201,901
City construction tax (ii)	18,155	18,274	18,237
Education surcharge	13,695	13,811	13,187
Resources tax	3,871	4,841	6,021
Other	2,449	5,459	7,152
	232,006	235,292	246,498

Note:

(i)	Consumption tax was levied based on sales quantities of taxable products, tax rate of products is presented as below:

Effective from January 13, 2015
Products	RMB/Ton
Gasoline	2,109.76
Diesel	1,411.20
Naphtha	2,105.20
Solvent oil	1,948.64
Lubricant oil	1,711.52
Fuel oil	1,218.00
Jet fuel oil	1,495.20

(ii)

City construction tax is levied on an entity based on its total paid amount of value-added tax, consumption tax and business tax. Pursuant to the ‘Circular on the Overall Promotion of Pilot Program of Levying VAT in place of Business Tax’ (Cai Shui [2016] 36) jointly issued by the Ministry of Finance and the State Administration of Taxation, revenue from modern service of the subsidiaries of the Group, are subject to VAT from May 1, 2016, and the applicable tax rate is 6%. Before May 1, 2016, revenue from modern service of the subsidiaries of the Group, are subject to the business tax with a tax rate of 3% to 5%.